UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, New York, NY 10005

(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 495-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record

MIMEDX GROUP INC.

Ticker:	MDXG	Security ID: 602496101
Meeting Date:	May 14, 2015

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Proposal to approve the amendment to the articles of incorporation to increase authorized shares.	For	For	Issuer
3	Proposal to approve the 2015 management incentive plan to permit the grant of awards that are intended to qualify under section 162(m) of the Internal Revenue Code.	For	For	Issuer
4	Proposal to ratify the appointment of Cherry, Bekaert & Holland as our independent registered public accounting firm for current fiscal year.	For	For	Issuer

MRI INTERVENTIONS INC. (formerly, SURGIVISION, INC.)

Ticker:	MRIC	Security ID: 55347P100
Meeting Date:	June 4, 2015

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Ratification of the appointment of Cherry Bekaert LLP as MRI Interventions’ independent registered public accounting firm for fiscal year ending December 31, 2015.	For	For	Issuer
3	Approval of an amendment to MRI Interventions’ amended and restated certificate of incorporation to increase the number of outstanding shares of common stock from 100,000,000 shares to 200,000,000 shares.	For	For	Issuer
4	Approval of MRI Interventions’ amended and restated 2013 incentive compensation plan.	For	For	Issuer

SIGNATURE/S

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:  /s/ J. Morton Davis

Title:  Chairman

DATE:  August 12, 2015